Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (4,236,183)	$ (1,694,692)	$ (5,848,628)	$ 13,521,299
Adjustments to reconcile net loss to net cash used in operating activities:
Reduction of Deferred Underwriting Fee	(184,844)
Non-redemption consideration	763,446
Interest earned on investments held in Trust Account	(232,724)	(2,199,882)	(3,492,690)	(3,945,497)
Change in fair value of warrant liabilities	2,262,500	2,610,000	1,700,000	(11,881,250)
Forward purchase agreement			1,500,000
Changes in operating assets and liabilities:
Prepaid expenses	(12,431)	(67,799)	28,031	438,203
Prepaid income taxes	48,790		(65,585)
Accrued expenses	1,382,484	438,394	3,035,321	(114,070)
Income tax payable		455,948	(383,410)	383,410
Net cash used in operating activities	(208,962)	(458,031)	(3,526,961)	(1,597,905)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(160,000)	(640,000)	(1,600,000)
Cash withdrawn from Trust Account for payment of franchise tax obligations	40,050	40,050	1,826,650	731,214
Cash withdrawn from Trust Account in connection with redemptions	36,309,429	247,259,068	247,259,068
Net cash provided by investing activities	36,189,479	246,659,118	247,485,718	731,214
Cash Flows from Financing Activities:
Proceeds from promissory note - related party	50,000		2,180,000
Proceeds from non-convertible promissory note – related party		1,140,000
Proceeds from convertible promissory note – related party	160,000		1,120,000	750,000
Redemption of common stock	(36,309,429)	(247,259,068)	(247,259,068)
Net cash used in financing activities	(36,099,429)	(246,119,068)	(243,959,068)	750,000
Net Change in Cash	(118,912)	82,019	(311)	(116,691)
Cash – Beginning of the period	145,669	145,980	145,980	262,671
Cash – End of the period	26,757	227,999	145,669	145,980
Non-Cash investing and financing activities:
Reduction of deferred underwriting fees	3,877,656
Non-redemption consideration	763,446
Supplementary cash flow information:
Cash paid for income taxes		$ 367,000	1,013,000	367,000
Non-cash investing and financing activities:
Excise tax payable attributable to redemption of common stock			$ 2,472,591